GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 455.8	$ 332.2
Accumulated Amortization	310.7	285.8
Net Carrying Amount	145.1	46.4
Amortization expense on finite-lived intangible assets from business acquisition	18.6	19.9	$ 20.5
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	329.2	247.1
Accumulated Amortization	226.4	209.4
Net Carrying Amount	102.8	37.7
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	86.9	52.0
Accumulated Amortization	51.3	46.7
Net Carrying Amount	35.6	5.3
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	27.7	21.4
Accumulated Amortization	21.0	18.2
Net Carrying Amount	6.7	3.2
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	12.0	11.7
Accumulated Amortization	$ 12.0	11.5
Net Carrying Amount		$ 0.2